Long-term prepaids and deposits (Tables)	12 Months Ended
Mar. 31, 2026
LONG-TERM PREPAIDS AND DEPOSITS
Schedule of Long-term prepaids and deposits

As at		March 31, 2026	March 31, 2025
Advances to contractors	(i)	10,463	—
Prepaid expenses	(ii)	2,961	2,099
		13,424	2,099
(i)	The Company periodically advances funds to contractors engaged to support the construction of the El Domo project. As of March 31, 2026, the Company had $10.5 million (March 31, 2025 - $nil) of outstanding advances to contractors. These advances are classified as non‑current assets because the related services are expected to be performed, and the advances will be recovered or applied against invoices, over a period extending beyond twelve months from the balance sheet date. The funds advanced are held interest‑free for varying periods. They may be recovered by the Company through partial reductions of ongoing invoices, application against final project invoices, or refunded upon completion of the contracted services.
(ii)	Prepaid expenses represent amounts paid in advance for goods or services that the Company will receive or consume in future reporting periods. They consist of advance payments for software licences, maintenance contracts, and other operating costs that provide economic benefits over time. As at March 31, 2026, the carrying amount of prepaid expenses is $3.0 million (March 31, 2025 - $2.1 million).